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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

CORPORATE BONDS - 63.7%	Coupon	Maturity	Par Value	Value
Communication Services - 2.4%
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.119%	03/16/22	$2,100,000	$2,133,837

Consumer Discretionary - 7.5%
Lennar Corporation	2.950%	11/29/20	2,600,000	2,603,250
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,241,883
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	1,600,000	1,700,992
				6,546,125
Consumer Staples - 1.8%
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,612,927

Energy - 4.8%
CNX Resources Corporation	5.875%	04/15/22	2,600,000	2,541,500
CONSOL Energy, Inc., 144A	11.000%	11/15/25	2,000,000	1,675,000
				4,216,500
Financials - 7.9%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,727,629
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.936%	07/24/23	2,500,000	2,516,852
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,621,250
				6,865,731
Health Care - 11.6%
Allergan Funding SCS	3.000%	03/12/20	2,300,000	2,305,673
Anthem, Inc.	4.350%	08/15/20	605,000	616,025
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	3.142%	06/06/22	2,615,000	2,635,392
CVS Health Corporation	2.800%	07/20/20	1,900,000	1,909,031
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	2,600,000	2,605,226
				10,071,347
Industrials - 7.4%
General Electric Company (3MO LIBOR + 100) (a)	3.119%	03/15/23	1,000,000	993,890
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	2,700,000	2,705,738
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,742,495
				6,442,123
Information Technology - 2.4%
FLIR Systems, Inc.	3.125%	06/15/21	2,034,000	2,057,529

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 63.7% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 15.0%
Avnet, Inc.	3.750%	12/01/21	$2,600,000	$2,655,369
Ball Corporation	4.375%	12/15/20	1,800,000	1,832,625
Ball Corporation	5.000%	03/15/22	556,000	587,970
DowDuPont, Inc.	3.766%	11/15/20	945,000	962,214
Methanex Corporation	5.250%	03/01/22	1,641,000	1,711,274
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,669,553
Steel Dynamics, Inc.	5.125%	10/01/21	2,600,000	2,609,100
				13,028,105
Utilities - 2.9%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,509,696

Total Corporate Bonds (Cost $55,116,262)				$55,483,920

CONVERTIBLE CORPORATE BONDS - 9.2%	Coupon	Maturity	Par Value	Value
Communication Services - 3.7%
Gannett Company, Inc.	4.750%	04/15/24	$3,000,000	$3,252,714

Financials - 2.4%
Ares Capital Corporation	3.750%	02/01/22	2,000,000	2,043,309

Real Estate - 3.1%
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,721,083

Total Convertible Corporate Bonds (Cost $7,832,672)				$8,017,106

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 2.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 2.4%
NCP Finance Ltd. Partnership Sr. Revolving Loan (1MO LIBOR + 400) (a)(b)(c)	6.032%	12/21/20	$210,586	$210,586
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a)(b)(c)	6.032%	12/21/20	1,846,154	1,890,104
				2,100,690
Materials - 0.5%
Ball Metalpack Finco, LLC (3MO LIBOR + 450) (a)	6.624%	07/26/25	493,750	449,312

Total Bank Debt (Cost $2,548,021)				$2,550,002

COMMON STOCKS - 6.1%	Shares	Value
Financials - 4.8%
Capital One Financial Corporation	9,904	$923,548
Hartford Financial Services Group, Inc. (The)	41,269	2,355,635
Lincoln National Corporation	15,673	885,211
		4,164,394
Industrials - 1.3%
Air Industries Group (d)	936,789	1,113,186

Total Common Stocks (Cost $2,702,952)		$5,277,580

WARRANTS - 0.4%	Shares	Value
Financials - 0.4%
American International Group, Inc., $43.0865, expires 01/19/21 (d)	26,500	$315,350

Industrials - 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	10

Total Warrants (Cost $1,803,660)		$315,360

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.65% (f) (Cost $1,027,747)	1,027,747	$1,027,747

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER - 15.8% (g)	Par Value	Value
CBS Corporation, 2.13%, due 11/13/19	$3,000,000	$2,997,900
Clorox Company (The), 2.08%, due 11/15/19	800,000	799,362
FMC Technologies, Inc., 2.13%, due 11/12/19	3,000,000	2,998,075
Harley-Davidson, Inc., 2.06%, due 11/05/19	1,000,000	999,774
Koch Resources, LLC, 1.93%, due 11/08/19	3,000,000	2,998,892
Mondelēz International, Inc., 2.12%, due 11/07/19	3,000,000	2,998,955
Total Commercial Paper (Cost $13,792,958)		$13,792,958

Total Investments at Value - 99.3% (Cost $84,824,272)		$86,464,673

Other Assets in Excess of Liabilities - 0.7%		608,578

Net Assets - 100.0%		$87,073,251

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,702,980 as of October 31, 2019, representing 10.0% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2019. The reference rate and spread (in basis points) for these securities are indicated parenthetically.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,100,700 as of October 31, 2019, representing 2.4% of net assets.
(c)	Illiquid security. Total value of such securities as of October 31, 2019 was $2,100,700, representing 2.4% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of October 31, 2019.
(g)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

CORPORATE BONDS - 74.3%	Coupon	Maturity	Par Value	Value
Communication Services - 2.9%
Gannett Company, Inc.	5.125%	07/15/20	$707,000	$708,768
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.119%	03/16/22	5,000,000	5,080,563
				5,789,331
Consumer Discretionary - 12.5%
AutoZone, Inc.	4.000%	11/15/20	3,000,000	3,046,283
Lennar Corporation	2.950%	11/29/20	6,000,000	6,007,500
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,282,037
Marriott International, Inc.	2.300%	01/15/22	2,000,000	2,009,869
Nordstrom, Inc.	4.750%	05/01/20	5,944,000	6,013,311
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	4,500,000	4,784,040
				25,143,040
Consumer Staples - 7.5%
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,293,528
Kuerig Dr Pepper, Inc.	3.551%	05/25/21	5,000,000	5,114,806
Mondelēz International, Inc., 144A	2.000%	10/28/21	4,720,000	4,721,945
				15,130,279
Energy - 4.2%
CNX Resources Corporation	5.875%	04/15/22	5,400,000	5,278,500
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,700,000	3,098,750
				8,377,250
Financials - 10.3%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,389,640
Bank of the Ozarks, Inc. (a)	5.500%	07/01/26	3,732,000	3,825,094
Barclays Bank plc (3MO LIBOR + 211) (a)	4.291%	08/10/21	2,684,000	2,741,393
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.936%	07/24/23	5,500,000	5,537,075
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,242,500
				20,735,702
Health Care - 12.8%
Amgen, Inc. (3MO LIBOR + 45) (a)	2.631%	05/11/20	3,078,000	3,083,168
Anthem, Inc.	4.350%	08/15/20	1,000,000	1,018,223
Becton Dickinson and Company (3MO LIBOR + 103) (a)	3.142%	06/06/22	5,825,000	5,870,423
CVS Health Corporation	2.800%	07/20/20	4,200,000	4,219,963
Medtronic, Inc. (3MO LIBOR + 80) (a)	2.918%	03/15/20	5,500,000	5,515,454
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	6,000,000	6,012,061
				25,719,292
Industrials - 11.8%
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,736,331

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 11.8% (Continued)
General Electric Company (3MO LIBOR + 100) (a)	3.119%	03/15/23	$5,000,000	$4,969,450
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	5,900,000	5,912,540
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,057,224
Roper Technologies, Inc.	2.800%	12/15/21	4,903,000	4,980,167
				23,655,712
Information Technology - 1.3%
FLIR Systems, Inc.	3.125%	06/15/21	2,700,000	2,731,233

Materials - 10.5%
Ball Corporation	4.375%	12/15/20	5,150,000	5,243,344
Cabot Corporation	3.700%	07/15/22	3,980,000	4,109,721
Methanex Corporation	5.250%	03/01/22	5,680,000	5,923,238
Steel Dynamics, Inc.	5.125%	10/01/21	5,767,000	5,787,184
				21,063,487
Utilities - 0.5%
Southern Company (The)	2.350%	07/01/21	1,000,000	1,005,890

Total Corporate Bonds (Cost $147,869,400)				$149,351,216

CONVERTIBLE CORPORATE BONDS - 2.5%	Coupon	Maturity	Par Value	Value
Real Estate - 2.5%
RWT Holdings, Inc. (Cost $5,100,000)	5.625%	11/15/19	$5,000,000	$5,003,715

BANK DEBT - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP Finance Ltd. Partnership Sr. Revolving Loan (1MO LIBOR + 400) (a)(b)(c)	6.032%	12/21/20	$350,977	$350,977
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a)(b)(c)	6.032%	12/21/20	3,076,923	3,150,172
Total Bank Debt (Cost $3,427,900)				$3,501,149

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.65% (e) (Cost $4,558,739)	4,558,739	$4,558,739

COMMERCIAL PAPER - 18.4% (e)	Par Value	Value
CBS Corporation, 2.13%, due 11/13/19	$5,000,000	$4,996,499
Clorox Company (The), 2.08%, due 11/15/19	1,600,000	1,598,724
Du Pont de Nemours, Inc., 1.85%, due 11/18/19	3,000,000	2,997,153
FMC Technologies, Inc., 2.13%, due 11/12/19	5,000,000	4,996,792
Fortive Corporation, 2.19%, due 11/07/19	5,000,000	4,998,275
General Electric Company, 2.08%, due 11/18/19	2,500,000	2,497,580
Harley-Davidson, Inc., 2.06%, due 11/05/19	5,000,000	4,998,872
Koch Resources, LLC, 1.93%, due 11/08/19	5,000,000	4,998,153
Philip Morris International, Inc., 1.82%, due 11/07/19	5,000,000	4,998,668
Total Commercial Paper (Cost $37,080,716)		$37,080,716

Total Investments at Value - 99.2% (Cost $198,036,755)		$199,495,535

Other Assets in Excess of Liabilities - 0.8%		1,656,931

Net Assets - 100.0%		$201,152,466

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,816,999 as of October 31, 2019, representing 14.3% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in the offering documents. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $3,501,149 as of October 31, 2019, representing 1.7% of net assets.
(c)	Illiquid security. The total value of such securities was $3,501,149 as of October 31, 2019, representing 1.7% of net assets.
(d)	The rate shown is the 7-day effective yield as of October 31, 2019.
(e)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2019 (Unaudited)

1. Securities Valuation

Securities held by Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to amortize to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds are complying with ASU 2017-08 and the impact is not deemed material to the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other securities, including certain bank debt and warrants held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2019 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$55,483,920	$-	$55,483,920
Convertible Corporate Bonds	-	8,017,106	-	8,017,106
Bank Debt	-	449,312	2,100,690	2,550,002
Common Stocks	5,277,580	-	-	5,277,580
Warrants	315,350	-	10	315,360
Money Market Funds	1,027,747	-	-	1,027,747
Commercial Paper	-	13,792,958	-	13,792,958
Total	$6,620,677	$77,743,296	$2,100,700	$86,464,673

Eubel Brady & Suttman Income Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$149,351,216	$-	$149,351,216
Convertible Corporate Bonds	-	5,003,715	-	5,003,715
Bank Debt	-	-	3,501,149	3,501,149
Money Market Funds	4,558,739	-	-	4,558,739
Commerical Paper	-	37,080,716	-	37,080,716
Total	$4,558,739	$191,435,647	$3,501,149	$199,495,535

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2019:

EBS Income and Appreciation Fund

Investments in Securities	Value as of July 31, 2019	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2019
Bank Debt	$2,366,378	$109,030	$(367,812)	$-	$(6,906)	$2,100,690
Warrants	10	-	-	-	-	10
Total	$2,366,388	$109,030	$(367,812)	$-	$(6,906)	$2,100,700

EBS Income Fund

Investments in Securities	Value as of July 31, 2019	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2019
Bank Debt	$3,943,963	$181,717	$(613,020)	$-	$(11,511)	$3,501,149

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund

	Fair Value at October 31, 2019	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,100,690	DCF Model	Discount Rate	3.894%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund

	Fair Value at October 31, 2019	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$3,501,149	DCF Model	Discount Rate	3.894%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds as of or during the period ended October 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2019:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$84,873,191	$198,036,755
Gross unrealized appreciation	$3,887,257	$2,465,892
Gross unrealized depreciation	(2,295,775)	(1,007,112)
Net unrealized appreciation	$1,591,482	$1,458,780

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 11, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	December 11, 2019

*	Print the name and title of each signing officer under his or her signature.